GOING CONCERN (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern Details Narrative
Accumulated deficit	$ 19,753,807	$ 14,837,317	$ 8,688,967